John Hancock Income Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated October 1, 2006

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 12, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

INCPS2

April 3, 2007

John Hancock Income Funds

Supplement to the Institutional Class I Prospectus

dated October 1, 2006

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 8, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

KICPS2

April 3, 2007

John Hancock Retirement Funds

Supplement to the Class R1 Prospectus

dated March 1, 2007

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 16, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

MFRPS2

April 3, 2007

John Hancock Strategic Income Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

dated October 1, 2006

Under the heading “INVESTMENT OBJECTIVE AND POLICIES”, in the Lower Rated Securities section, the first three sentences have been deleted:

“The higher yields and high income sought by the Fund are generally obtainable from high yield risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund may invest in securities rated as low as Ca by Moody's or CC by Standard & Poor's, which may indicate that the obligations are speculative to a high degree and in default.”

and replaced with the following three sentences:

“The higher yields and high income sought by the Fund are generally obtainable from high yield risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund may invest up to 10% of its assets in securities rated as low as D by Moody's or Standard & Poor's, which indicates that the obligations are in default.”

91SAIS

April 3, 2007